SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued research and development	$ 500,197	$ 1,332,713	$ 388,997
Share subscription facility commitment fees		400,000	800,000
Professional fees	164,100	421,530	138,086
Other accrued liabilities	96,161	72,251	67,939
Accrued scientific advisory board fees			60,032
Consultant fees			1,342,479
Bonus Accrual			610,000
Total accrued expenses and other liabilities	$ 760,458	$ 2,226,494	$ 3,407,533